Segment information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment information
22. Segment information:

The Company discloses segment information under four reportable segments, consistent with the manner in which its Chief Operating Decision Maker ("CODM") evaluates its businesses. The Company's CODM is its Chief Executive Officer. These segments are the strategic pillars of the Company and are managed separately as each represents a specific grouping of related automotive components and systems. The reportable segments are further described below. In prior years, the Company presented its results under two reportable segments: Independent aftermarket and Original equipment manufacturer.
Effective June 3, 2024, the Company changed how it evaluates and manages its businesses as a result of the deconsolidation of its former HPDI business and formation of the joint venture (note 5). The Company now reports its results in the following four reportable segments: Light-Duty, High-Pressure Controls & Systems, Heavy-Duty OEM, and Cespira. The prior year comparatives were recast to reflect this change in reportable segments.

•Light-Duty: This segment's products include LPG and CNG fuel system solutions and components including fuel storage tanks and electronic control modules.
•High-Pressure Controls and Systems: This segment's products include fuel cell and hydrogen fuel system solutions and components.
•Heavy-Duty OEM: Prior to June 3, 2024, this segment's products include HPDI related fuel system solutions and components. Subsequently, this segment's operations are related to the transitional services agreement between the Company and Cespira.
•Cespira: This segment's products include HPDI related fuel system solutions and components after June 3, 2024.
22. Segment information (continued):

Segment earnings or losses before income taxes, interest, depreciation, and amortization ("Segment EBITDA") is the measure of segment profitability used by the Company. The accounting policies of our reportable segments are the same as those applied in our consolidated financial statements. Management prepared the financial results of the Company's reportable segments on basis that is consistent with the manner in which Management internally disaggregates financial information to assist in making internal operating decisions. Certain common costs and expenses were allocated among segments and presented differently than the Company would for stand-alone financial information prepared in accordance with GAAP. These include certain costs and expenses of shared services, such as IT, human resources, legal, finance and supply chain management. Segment EBITDA is not defined under US GAAP and may not be comparable to similarly titled measures used by other companies and should not be considered a substitute for net earnings or other results reported in accordance with GAAP.
The Company's CODM uses segment EBITDA disclosed below to evaluate the performance of its reportable segments. The Company believes Segment EBITDA is most reflective of the operational profitability or loss of its reportable segments. The CODM uses this information to drive decisions and resource allocations. Segment EBITDA is used as the key profitability measure when we set our annual budget
Financial information by reportable segment as follows:

	Year ended December 31, 2024
	Light-Duty	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$262,180	$8,804	$31,315	$43,085	$345,384
Cost of revenue	206,781	7,264	30,663	42,634	287,342
Gross profit	55,399	1,540	652	451	58,042
Operating expenses:
Research & development	12,997	4,394	4,196	4,715	26,302
General & administrative	19,198	1,033	3,068	5,555	28,854
Sales & marketing	9,926	724	856	973	12,479
Depreciation & amortization	2,605	254	131	1,720	4,710
Equity income (note 8)	1,313	—	—	—	1,313
Add back: Depreciation & amortization[1]	6,377	502	1,405	3,845	12,129
Segment EBITDA	$18,363	$(4,363)	$(6,194)	$(8,667)	$(861)
22. Segment information (continued):

	Year ended December 31, 2023
	Light-Duty	High-Pressure Controls & Systems	Heavy-Duty OEM	Total Segment
Revenue	$263,594	$11,958	$56,247	$331,799
Cost of revenue	214,516	9,135	59,211	282,862
Gross profit	49,078	2,823	(2,964)	48,937
Operating expenses:
Research & development	13,121	3,630	9,252	26,003
General & administrative	21,647	1,322	6,444	29,413
Sales & marketing	10,552	653	2,907	14,112
Depreciation & amortization	3,157	193	408	3,758
Equity income (note 8)	780	—	—	780
Add back: Depreciation & amortization[1]	6,670	356	4,923	11,949
Segment EBITDA	$8,051	$(2,619)	$(17,052)	$(11,620)
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Year ended December 31, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$345,384	$43,085	$—	$302,299
Cost of revenue	287,342	42,634	—	244,708
Gross profit	58,042	451	—	57,591
Operating expenses:
Research & development	26,302	4,715	—	21,587
General & administrative	28,854	5,555	14,380	37,679
Sales & marketing	12,479	973	1,170	12,676
Depreciation & amortization	4,710	1,720	377	3,367
Equity income (loss) (note 8)	1,313	—	(6,715)	(5,402)

	Year ended December 31, 2023
	Total Segment	Add: Corporate & unallocated	Total Consolidated
Revenue	$331,799	$—	$331,799
Cost of revenue	282,862	—	282,862
Gross profit	48,937	—	48,937
Operating expenses:
Research & development	26,003	—	26,003
General & administrative	29,413	14,821	44,234
Sales & marketing	14,112	2,166	16,278
Depreciation & amortization	3,758	541	4,299
Equity income (note 8)	780	—	780
22. Segment information (continued):

Reconciliation of Segment EBITDA to Loss before income taxes	Years ended December 31,
	2024	2023
Total Segment EBITDA	$(861)	$(11,620)
Adjustments:
Depreciation & amortization[1]	8,661	12,490
Cespira's Segment EBITDA	(8,667)	—
Cespira's equity loss (note 8)	6,715	—
Corporate and unallocated operating expenses	15,550	16,987
Foreign exchange loss	6,248	3,974
Loss on sale of assets (note 12)	703	32
Gain on deconsolidation (note 5)	(15,198)	—
Loss on sale of investment (note 8)	352	—
Impairment of long-term investment (note 8)	—	413
Loss on extinguishment of royalty payable	—	2,909
Interest on long-term debt and accretion of royalty payable	2,797	2,981
Interest and other income, net of bank charges	(1,161)	(2,690)
Loss before income taxes	$(16,861)	$(48,716)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive loss.

	Years ended December 31,
Total additions to long-lived assets, excluding business combinations	2024	2023
Light-Duty	$13,110	$9,093
High-Pressure Controls & Systems	3,142	649
Heavy-Duty OEM	510	5,156
Corporate and unallocated	161	676
Total consolidated	$16,923	$15,574
Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's revenues, as follows:

	% of total revenue
	Years ended December 31,
	2024	2023
Europe	68%	70%
Americas	14%	13%
Asia	10%	10%
Africa	3%	3%
Other	5%	4%
During the year ended December 31, 2024, total revenue of $16,427 or 5% (year ended December 31, 2023 - $53,671 or 16%) of consolidated revenue, was earned from the Company's OEM launch partner reported under its Heavy-Duty OEM segment. No other single customer accounted for more than 10% of consolidated revenue in 2024 and 2023.
22. Segment information (continued):
As at December 31, 2024, total goodwill of $2,876 (December 31, 2023 - $3,066) was allocated to the Light-Duty segment.

As at December 31, 2024, total long-term investments of $36,866 (December 31, 2023 - $1,558) were allocated to the Corporate segment and $2,866 (December 31, 2023 - $3,234) to the Light-Duty segment.

The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated by segment as follows:

	Years ended December 31,
	2024	2023
Light-Duty	$202,820	$234,740
High-Pressure Controls & Systems	8,411	9,382
Heavy-Duty OEM	9,138	84,808
Corporate and unallocated	71,252	26,818
Total consolidated assets	$291,621	$355,748
Cespira's total assets as at December 31, 2024 were $88,742 (December 31, 2023 - nil).